Income Taxes (Details) - Schedule of Deferred Tax - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets
Miscellaneous	$ 22,239	$ 29,899
Allowance for doubtful accounts	15,240	20,145
Allowance for inventories	92,971	119,038
Tax loss	199,144	228,130
Deferred tax assets gross	329,594	397,212
Less: valuation allowance
Total deferred tax assets	$ 329,594	$ 397,212